FINANCE COSTS - Finance costs related to long-term debt (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowing costs [abstract]
Borrowing costs capitalization rate	4.40%	4.40%